Sterling Capital Funds

3605 Glenwood Avenue, Suite 100

Raleigh, North Carolina 27612

February 4, 2019

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sterling Capital Funds (the “Trust”): File Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”). The Trust hereby certifies that the following forms of prospectus and form of statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 141 to its Registration Statement on Form N-1A, which was filed by electronic transmission on January 29, 2019 and effective February 1, 2019:

(i) Prospectus, dated February 1, 2019, relating to Class A and Class C Shares of the Sterling Capital Funds;

(ii) Prospectus, dated February 1, 2019, relating to Institutional, Class R and Class R6 Shares of the Sterling Capital Funds; and

(iii) Statement of Additional Information, dated February 1, 2019, relating to the Class A, Class C, Institutional, Class R and Class R6 Shares of the Sterling Capital Funds.

STERLING CAPITAL FUNDS
Registrant

/s/ James T. Gillespie
*James T. Gillespie
President

*By:	/s/ Thomas R. Hiller
Thomas R. Hiller, solely in his capacity as Attorney-in-fact, pursuant to power of attorney filed previously